Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Equity attributable to Shareholders of the Company	Noncontrolling Interests	Total
Balances at Dec. 31, 2012	$ 20	$ 48,219	$ (23,830)	$ (287)	$ 24,122		$ 24,122
Balances (in Shares) at Dec. 31, 2012	198,215,000
Net loss			(32,244)		(32,244)		(32,244)
Foreign currency translation adjustments				98	98		98
Debt forgiveness by LDK Group (see Note 32)		4,582			4,582		$ 4,582
Exercise of stock options (in Shares)							0
Stock-based compensation expense		575			575		$ 575
Balances at Dec. 31, 2013	$ 20	53,376	(56,074)	(189)	(2,867)		(2,867)
Balances (in Shares) at Dec. 31, 2013	198,215,000
Net loss			(5,196)		(5,196)		(5,196)
Foreign currency translation adjustments				(4,063)	(4,063)		(4,063)
Issuance of Common Stock and option (shares)	369,948,000
Issuance of Common Stock and option	$ 37	263,491			263,528		263,528
Issuance of convertible bonds		10,313			10,313		10,313
Exercise of stock options		37			37		$ 37
Exercise of stock options (in Shares)	685,000						895,000
Stock-based compensation expense		356			356		$ 356
Balances at Dec. 31, 2014	$ 57	327,573	(61,270)	(4,252)	262,108		262,108
Balances (in Shares) at Dec. 31, 2014	568,848,000
Net loss			(184,798)		(184,798)	$ (282)	(185,080)
Acquisition of subsidiaries						3,945	3,945
Foreign currency translation adjustments				(12,257)	(12,257)	(98)	(12,355)
Issuance of Common Stock and option (shares)	70,148,000
Issuance of Common Stock and option	$ 7	91,913			91,920		91,920
Repurchase of Common Stock (see Note 23)		(20)			(20)		(20)
Repurchase of Common Stock (see Note 23) (in shares)	(10,000)
Debt forgiveness by LDK Group (see Note 32)		17,804			17,804	14	17,818
Exercise of stock options		29			29		$ 29
Exercise of stock options (in Shares)	79,000						78,750
Stock-based compensation expense		38,193			38,193		$ 38,193
Balances at Dec. 31, 2015	$ 64	$ 475,492	$ (246,068)	$ (16,509)	$ 212,979	$ 3,579	$ 216,558
Balances (in Shares) at Dec. 31, 2015	639,065,000